INVESCO Funds Group, Inc.
7800 E. Union Avenue
Denver, CO  80237
(303) 930-6300



January 6, 1997



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:   INVESCO Value Trust
      1933 Act No. 033-03429
      1940 Act No. 811-4595
      CIK No. 0000789940

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933 (the "1933 Act") (submission type 497j), INVESCO Value Trust (the "Fund"), hereby submits for filing on EDGAR this certification that the definitive form of its Prospectuses for INVESCO Intermediate Government Bond Fund, INVESCO Total Return Fund and INVESCO Value Equity Fund and Statement of Additional Information for filing under Rule 497(j) do not differ from that contained in the Post-Effective Amendment No. 20 under the Securities Act of 1933 and Amendment No. 20 under the Investment Company Act of 1940 to the Fund's Registration Statement, which was electronically filed pursuant to Rule 485(b) on December 24, 1996. This Post-Effective Amendment became effective January 1, 1997.

If you have any questions or comments, please contact the undersigned at 303/930- 6200.

Sincerely,

/s/ Glen A. Payne
-----------------
Glen A. Payne
Senior Vice President, Secretary
   and General Counsel